Schedule of Deferred Cash Award Expense (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2017
Deferred Cash Award | Predecessor
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Deferred cash award expense	$ 12	$ 978